UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street,
Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette,
Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:                                         August 31

Date of reporting period:                                      November 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Tax-Free Bond Fund

11.30.2005 **Quarterly Portfolio Holdings**

John Hancock

JOHN HANCOCK FUNDS

John Hancock

Tax-Free Bond Fund

Securities owned by the Fund on

November 30, 2005 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate (%)	date	rating (A)	($000)	Value
Tax-exempt long-term bonds 99.99%					$510,716,640
(Cost $468,971,732)

Arizona 1.57%					8,014,332

Arizona Health Facilities Auth,
Rev Ref Phoenix Memorial Hosp (G)(H)	8.200	06-01-21	D	2,150	53,750
Maricopa County Industrial Development Auth,
Rev Mtg Back Secs Prog Ser 1998B	6.200	12-01-30	Aaa	795	842,072
Navajo County Industrial Development Auth,
Rev Stone Container Corp Proj (G)	7.200	06-01-27	B	1,000	1,041,230
Phoenix Civic Improvement Corp District,
Rev Conc Cap Apprec Civic Plaza Ser 2005B	Zero	07-01-28	AAA	1,000	746,940
Rev Wastewater Sys Jr Lien	6.000	07-01-24	AAA	2,000	2,227,140
Salt River Project Agricultural Improvement &
Power District,
Rev Salt River Project Ser 2005A	5.000	01-01-35	AA	3,000	3,103,200

California 21.54%					110,001,094

California Pollution Control Financing Auth,
Rev Chemical Waste Mgmt Inc Proj Ser 2005C	5.125	11-01-23	BBB	3,000	3,035,940
California, State of,
Gen Oblig Unltd	5.250	11-01-18	A	3,000	3,203,340
Gen Oblig Unltd	5.125	04-01-23	A	2,000	2,098,720
Foothill/Eastern Transportation Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB-	5,000	1,669,650
Rev Toll Rd Cap Apprec Sr Lien Ser 1995A	Zero	01-01-19	AAA	30,000	16,693,200
Rev Toll Rd Sr Lien Ser 1995A	6.000	01-01-16	AAA	19,800	21,779,604
Golden State Tobacco Securitization Corp,
Rev Asset Backed Bond Ser 2003B	5.375	06-01-28	A-	2,500	2,692,300
Madera, County of,
Rev Cert of Part Valley Childrens Hosp	6.500	03-15-15	AAA	13,185	15,355,383
Millbrae, City of,
Rev Magnolia of Milbrae Proj Ser 1997A (G)	7.375	09-01-27	BB	1,750	1,786,750
Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr Ser 1999A (G)	6.250	01-01-30	BB+	4,000	4,173,600
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj	5.500	08-01-17	AAA	9,130	10,065,186
Rev Ref Cert of Part Med Ctr Fin Proj	5.500	08-01-22	A	2,500	2,711,050
San Diego Redevelopment Agency,
Rev Tax Alloc City Heights Proj Ser 1999A
(G)	5.750	09-01-23	BB	25	25,462
San Joaquin Hills Transportation Corridor Agency,
Rev Toll Rd Conv Cap Apprec Ser 1997A (Zero
to 1-15-07, then 5.650%) (O)	Zero	01-15-07	BB	10,000	9,271,400
Rev Toll Rd Jr Lien	Zero	01-01-10	AAA	6,250	5,380,500
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	3,586,950
Rev Toll Rd Sr Lien	Zero	01-01-17	AAA	4,900	3,027,759
Rev Toll Rd Sr Lien	Zero	01-01-20	AAA	2,000	1,055,380

John Hancock

Tax-Free Bond Fund

Securities owned by the Fund on

November 30, 2005 (unaudited)

Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg Facil
Ser 1994A	6.250	07-01-19	AAA	2,000	2,388,920

Colorado 0.82%					4,192,170

E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-34	BBB-	7,000	958,020
Northwest Parkway Public Highway Auth,
Rev 1st Tier Sub Ser 2001D	7.125	06-15-41	BB+	3,000	3,234,150

Delaware 0.61%					3,139,290

Charter Mac Equity Issuer Trust,
Preferred Tax Exempt Shares Ser A-4-1 (S)	5.750	04-30-15	A3	3,000	3,139,290

Florida 6.38%					32,612,117

Aberdeen Community Development District,
Rev Spec Assessment (G)	5.500	05-01-36	BB+	1,000	1,005,300
Bonnet Creek Resort Community Development
District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,500	1,638,795
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,000	1,098,300
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog Ser 2000A
(G)	7.850	08-15-31	BBB-	3,500	4,173,820
Rev Student Hsg Cap Projs Ln Prog Ser 2001G
(G)	9.125	10-01-11	BBB	1,100	1,170,257
Capital Trust Agency,
Rev Seminole Tribe Convention Ser 2003A (G)	8.950	10-01-33	BB	3,000	3,701,970
Crossings at Fleming Island Community Development
District,
Rev Ref Spec Assessment Ser 2000C (G)	7.100	05-01-30	BBB-	1,000	1,074,710
Hernando, County of,
Rev Criminal Justice Complex Fin	7.650	07-01-16	AAA	500	648,220
Hillsborough County Industrial Development Auth,
Rev Ref Tampa General Hosp Proj Ser 2003A	5.250	10-01-24	Baa1	2,000	2,059,380
Midtown Miami Community Development District,
Rev Spec Assessment Ser 2004A (G)	6.000	05-01-24	BB	1,750	1,856,628
Orange County Health Facilities Auth,
Rev Orlando Regional Healthcare	5.750	12-01-32	A	1,000	1,054,110
Orange County School Board,
Rev Ref Cert of Part Ser 1997A	Zero	08-01-13	Aaa	5,000	3,628,900
Orlando Urban Community Development District,
Rev Spec Assessment Cap Imp Ser 2001A (G)	6.950	05-01-33	BB+	2,500	2,701,000
Orlando Utilities Commission,
Rev Ref Wtr & Elec Sys Sub Ser 1989D	6.750	10-01-17	AA	2,200	2,631,486
Pinellas County Educational Facilities Auth,
Rev Barry Univ Proj	5.875	10-01-30	AA	1,260	1,356,566
South Miami Health Facilities Auth,
Rev Baptist Hlth South Florida Group	5.200	11-15-28	AA-	2,000	2,052,540
Stoneybrook West Community Development District,
Rev Spec Assessment Ser 2000A (G)	7.000	05-01-32	BB	500	534,595
Rev Spec Assessment Ser 2000B (G)	6.450	05-01-10	BB	225	225,540

John Hancock

Tax-Free Bond Fund

Securities owned by the Fund on

November 30, 2005 (unaudited)

Georgia 4.68%					23,886,831

Atlanta, City of,
Rev Tax Alloc Eastside Proj Ser 2005B (G)	5.600	01-01-30	BB+	1,000	1,023,930
Georgia Municipal Electric Auth,
Rev Preref Pwr Ser 1993Z	5.500	01-01-20	AAA	150	168,979
Rev Preref Pwr Ser 1998Y	6.500	01-01-17	AAA	60	71,047
Rev Ref Pwr Ser 1993BB	5.700	01-01-19	A+	1,000	1,118,060
Rev Ref Pwr Ser 1993C	5.700	01-01-19	AAA	5,000	5,697,650
Rev Ref Pwr Ser 1994EE	7.250	01-01-24	AAA	2,000	2,705,740
Rev Ref Pwr Ser 1998Y	6.500	01-01-17	AAA	145	171,252
Rev Unref Bal Ser 1993Z	5.500	01-01-20	AAA	5,690	6,318,745
Rev Unref Bal Ser 1998Y	6.500	01-01-17	AAA	4,635	5,459,798
Monroe County Development Auth,
Rev Ref Poll Control Oglethorpe Pwr Corp
Scherer Ser 1992A	6.800	01-01-12	A	1,000	1,151,630

Illinois 4.47%					22,845,212

Chicago, City of,
Gen Oblig Tax Alloc Jr Pilsen Redev
Ser 2004B (G)	6.750	06-01-22	BBB	3,000	3,144,090
Illinois Development Finance Auth,
Rev Ref Commonwealth Edison Co Proj	5.850	01-15-14	AAA	3,000	3,361,290
Illinois Educational Facilities Auth,
Rev Edl Advancement Fund Univ Ctr Proj	6.250	05-01-30	Baa2	2,500	2,660,975
Rev Student Hsg Edl Advancement Fund Univ
Ctr Proj	6.000	05-01-22	Baa2	1,000	1,062,580
Illinois Finance Auth,
Rev Ref Friendship Vlg Schaumburg Ser 2005A	5.625	02-15-37	BB+	1,000	980,590
Rev Ref Landing at Plymouth Place Proj
Ser 2005A (G)(M)	6.000	05-15-37	BB	1,000	991,300
Rev Ref Resurrection Health Ser 2005B (P)	2.940	05-15-35	AA+	4,050	4,050,000
Kane County Community School District No. 304,
Gen Oblig Unltd Cap Apprec Ser 2004A	Zero	01-01-17	Aaa	4,705	2,832,598
Round Lake Beach, Village of,
Rev Spec Tax Lakewood Grove Spec Serv Area
No. 1 (G)	6.700	03-01-33	BBB-	1,000	1,045,420
Will County Community Unit School District No.
365,
Gen Oblig Unltd Ref	Zero	11-01-21	AAA	5,780	2,716,369

Indiana 0.40%					2,066,120

Wabash, County of,
Rev Solid Waste Disp Jefferson Smurfit Corp
Proj	7.500	06-01-26	B	2,000	2,066,120

Iowa 0.53%					2,700,750

Iowa Tobacco Settlement Auth,
Rev Asset Backed Bond Cap Apprec Ser 2005B	Zero	06-01-34	BBB	3,000	2,700,750

Kansas 0.30%					1,540,890

Wyandotte, County of,
Rev Ref Sales Tax 2nd Lien Area B	5.000	12-01-20	BBB-	1,500	1,540,890

John Hancock

Tax-Free Bond Fund

Securities owned by the Fund on

November 30, 2005 (unaudited)

Kentucky 1.66%					8,477,225

Kentucky Economic Development Finance Auth,
Rev Ref Norton Healthcare Inc Ser 2000C
(Zero to 10-1-05, then 6.100%) (O)	6.100	10-01-21	AAA	5,000	5,704,100
Kentucky State Property & Buildings Commission,
Rev Ref Proj No. 84	5.000	08-01-21	AAA	2,550	2,773,125

Louisiana 0.20%					1,002,893

Jefferson Parish Home Mortgage Auth,
Rev Ref Single Family Mtg Ser 1999B	6.750	06-01-30	Aaa	980	1,002,893

Maryland 0.94%					4,802,185

Annapolis, City of,
Rev Park Place Proj Ser 2005A (G)	5.350	07-01-34	BB+	500	500,745
Municipal Mortgage & Equity LLC,
Bond (S)	6.875	06-30-49	A3	4,000	4,301,440

Massachusetts 4.19%					21,427,032

Massachusetts Development Finance Agency,
Rev Boston Univ Ser 1999P	6.000	05-15-59	BBB+	1,000	1,132,710
Massachusetts Health and Educational Facilities
Auth,
Rev Civic Investments Inc Ser 2002B (G)	9.200	12-15-31	BB	3,500	4,191,460
Rev Ref Partners Healthcare Sys Ser 2001C	5.750	07-01-32	AA-	2,000	2,168,700
Massachusetts Housing Finance Agency,
Rev Ser 2003B	4.700	12-01-16	AA-	1,000	1,000,830
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton Group
Properties (G)	8.000	09-01-27	BB	1,355	1,471,286
Massachusetts Special Obligation Dedicated Tax,
Rev	5.250	01-01-26	AAA	2,000	2,182,740
Massachusetts Water Pollution Abatement Trust,
Rev Unref Bal Ser 1994A	6.375	02-01-15	AAA	75	75,386
Massachusetts, Commonwealth of,
Gen Oblig Unltd Ref Ser 2004C	5.500	12-01-24	AAA	8,000	9,203,920

Michigan 0.61%					3,137,250

Grand Rapids, City of,
Rev Sanitation Swr Sys	5.000	01-01-30	AAA	2,000	2,073,940
Kent Hospital Finance Auth,
Rev Met Hosp Proj Ser 2005A	6.000	07-01-35	BBB	1,000	1,063,310

Minnesota 1.84%					9,413,405

St. Cloud, City of,
Rev Ref St Cloud Hosp Oblig Group Ser 2000A	5.875	05-01-30	Aaa	2,000	2,174,280
St. Paul Housing & Redevelopment Auth,
Rev Healtheast Hosp Proj	6.000	11-15-35	BB+	1,500	1,597,725
University of Minnesota,
Rev Ref Ser 1996A	5.500	07-01-21	AA	5,000	5,641,400

Missouri 0.21%					1,070,360

Fenton, City of,
Rev Ref Tax Increment Imp Gravois Bluffs	7.000	10-01-21	BBB+	1,000	1,070,360

John Hancock

Tax-Free Bond Fund

Securities owned by the Fund on

November 30, 2005 (unaudited)

Nebraska 1.65%					8,429,746

Nebraska Public Power District,
Rev Ref Ser 2005C	5.000	01-01-30	AAA	6,765	7,042,162
Omaha Public Power District,
Rev Ref Elec Imp Ser 1992B	6.200	02-01-17	Aa2	1,200	1,387,584

Nevada 1.02%					5,199,144

Nevada Department of Business & Industry,
Rev Las Vegas Monorail Proj 2nd Tier (G)	7.375	01-01-40	BB-	2,000	2,085,840
Rev Las Ventanas Retirement Proj Ser 2004A
(G)	7.000	11-15-34	BB+	3,000	3,088,230
Nevada, State of,
Gen Oblig Ltd Unref Bal Ser 1992A	6.750	07-01-09	AA	25	25,074

New Hampshire 0.27%					1,388,825

New Hampshire Health & Education Facilities Auth,
Rev Exeter Proj	6.000	10-01-24	A+	1,250	1,388,825

New Jersey 4.19%					21,403,143

Camden County Improvement Auth,
Rev Lease Hotl Hauling & Warehousing
Ser 1996A (G)(H)	9.875	01-01-21	D	1,100	142,780
New Jersey Economic Development Auth,
Rev 1st Mtg Winchester Gardens Ser 1996A	8.500	11-01-16	Aaa	100	106,664
Rev Cigarette Tax	5.500	06-15-24	BBB	3,000	3,113,220
Rev Ref Holt Hauling Proj Ser 1995J (G)(H)	8.500	11-01-23	D	2,500	2,401,500
Rev Ref Newark Airport Marriot Hotel	7.000	10-01-14	Ba3	2,000	2,060,640
Rev School Facils Constr Ser 2005O	5.250	03-01-26	AA-	1,405	1,481,755
New Jersey Health Care Facilities Financing Auth,
Rev Care Institute Inc Cherry Hill Proj (G)	8.000	07-01-27	BB	1,120	1,166,110
New Jersey Tobacco Settlement Financing Corp,
Rev Asset Backed Bond	6.750	06-01-39	BBB	5,000	5,578,900
Rev Asset Backed Bond	6.250	06-01-43	BBB	4,000	4,340,840
Newark, City of,
Gen Oblig Unltd Ref	5.000	10-01-15	Aaa	950	1,010,734

New Mexico 0.41%					2,086,000

Farmington, City of,
Rev Ref Poll Control Tucson Elec Pwr Co
Ser 1997A	6.950	10-01-20	B+	2,000	2,086,000

New York 12.68%					64,751,404

Dutchess County Resource Recovery Agency,
Rev Resource Recovery Solid Waste Sys
Ser 1999A	5.350	01-01-12	AAA	510	550,565
Erie County Tobacco Asset Securitization Corp,
Rev Ref Asset Backed Bond Ser 2005A	5.000	06-01-38	BBB	1,750	1,618,172
Jay Street Development Corp.,
Rev Jay Street Proj Ser 2001A-2 (P)	2.900	05-01-20	AA+	300	300,000
Liberty Development Corp,
Rev Goldman Sachs Headquarters	5.250	10-01-35	A+	1,000	1,099,670

John Hancock

Tax-Free Bond Fund

Securities owned by the Fund on

November 30, 2005 (unaudited)

Nassau County Industrial Development Agency,
Rev Ref Civic Facil North Shore Hlth Sys
Projs Ser 2001B	5.875	11-01-11	A3	720	767,844
New York, City of,
Gen Oblig Unltd Ser 2004G	5.000	12-01-21	A+	5,000	5,187,150
New York City Industrial Development Agency,
Rev American Airlines JFK Intl Arpt	7.625	08-01-25	B-	2,500	2,399,825
Rev Liberty 7 World Trade Ctr Ser 2005A (G)	6.250	03-01-15	BB	2,000	2,090,080
Rev Ref Terminal One Group Assn Proj (N)	5.500	01-01-24	BBB+	1,500	1,578,210
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	365	406,577
Rev Unref Bal Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	375	414,668
Rev Wtr & Swr Sys Ser 1999A	5.500	06-15-32	AAA	2,000	2,156,340
New York City Transitional Finance Auth,
Rev Ref Future Tax Sec Ser 2002A (Zero to
11-01-11 then 14.000%) (O)	Zero	11-01-29	AAA	5,000	3,971,150
Rev Ref Future Tax Sec Ser 2002C-4 (P)	2.920	08-01-31	AAA	8,110	8,110,000
New York Convention Center Development Corp,
Rev Hotel Unit Fee Secd	5.000	11-15-30	AAA	5,000	5,178,450
New York State Dormitory Auth,
Rev City Univ Sys Consol 2nd Generation
Ser 1993A	5.750	07-01-09	AA-	1,000	1,065,180
Rev Personal Income Tax Ser 2005F (N)	5.000	03-15-30	AA	4,000	4,116,560
Rev Preref Ser 1990B	7.500	05-15-11	AA-	160	183,102
Rev Ref State Univ Edl Facil Ser 1993A	5.500	05-15-19	AA-	1,000	1,117,070
Rev Unref Bal Ser 1990B	7.500	05-15-11	AA-	265	298,864
New York State Environmental Facilities Corp,
Rev Ref Poll Control (P)	11.372	06-15-11	AAA	2,000	2,708,900
New York State Housing Finance Agency,
Rev Ref State Univ Constr Ser 1986A	8.000	05-01-11	AAA	2,000	2,294,560
New York State Thruway Auth,
Rev Ref Hwy & Brdg Trust Fd Ser 2005B	5.500	04-01-20	AAA	3,500	3,998,330
Port Auth of New York and New Jersey,
Rev Cons Thirty Seventh Ser 2004	5.500	07-15-18	AAA	1,000	1,094,100
Rev Ref Spec Proj KIAC Partners Ser 4 (G)	6.750	10-01-19	BBB	8,700	9,079,407
Westchester Tobacco Asset Securitization Corp,
Rev Asset Backed Bond (Zero to 7-15-09 then
6.950%) (O)	Zero	07-15-39	BBB	2,000	2,023,120
Rev Ref Asset Backed Bond	5.125	06-01-38	BBB	1,000	943,510

North Carolina 0.94%					4,782,605

North Carolina Eastern Municipal Power Agency,
Rev Ref Pwr Sys Ser 2003C	5.375	01-01-17	BBB	2,000	2,113,780
North Carolina Municipal Power Agency Number 1,
Rev Catawba Elec Ser 2003A	5.250	01-01-19	AAA	2,500	2,668,825

Ohio 0.92%					4,695,819

Cuyahoga, County of,
Rev Ref Cleveland Clinic Hlth Sys Ser 2003A	6.000	01-01-20	A+	1,500	1,659,420
Rev Ref Cleveland Clinic Hlth Sys Ser 2003A	5.750	01-01-25	A+	2,500	2,695,525
Student Loan Funding Corp,
Rev Ref Cincinnati Student Ln Sub Ser 1991B
(G)	8.875	08-01-08	BBB-	340	340,874

John Hancock

Tax-Free Bond Fund

Securities owned by the Fund on

November 30, 2005 (unaudited)

Oklahoma 0.40%					2,026,040

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B-	2,000	2,026,040

Oregon 0.65%					3,344,121

Western Generation Agency,
Rev Wauna Cogeneration Proj Ser 1994A (G)	7.125	01-01-21	BBB-	3,300	3,344,121

Pennsylvania 3.26%					16,675,178

Allegheny County Industrial Development Auth,
Rev Ref Environmental Imp	5.500	11-01-16	BB	1,500	1,510,455
Allegheny County Redevelopment Auth,
Rev Tax Alloc Pittsburgh Mills Proj (G)	5.600	07-01-23	BB	1,000	1,035,490
Carbon County Industrial Development Auth,
Rev Ref Resource Recovery Panther Creek
Partners Proj	6.700	05-01-12	BBB-	4,960	5,391,818
Delaware County Industrial Development Auth,
Rev Ref Resource Recovery Facil Ser 1997A	6.100	07-01-13	BBB	2,500	2,632,350
Delaware, County of,
Rev Ref 1st Mtg Riddle Village Proj (G)	7.000	06-01-26	BB	1,250	1,272,437
Lehigh, County of,
Rev Ref St Lukes Hosp Bethlehem	5.250	08-15-23	BBB	1,500	1,543,920
Philadelphia Industrial Development Auth,
Rev Commercial Dev Marriot Hotel (G)	7.750	12-01-17	B+	3,250	3,288,708

Puerto Rico 11.09%					56,633,253

Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)	9.120	07-01-11	AAA	6,500	7,982,130
Rev Ref Pars & Inflos (Gtd)	6.000	07-01-11	AAA	200	222,802
Puerto Rico Highway and Transportation Auth,
Rev Ref Trans Ser 2005K	5.000	07-01-27	BBB+	7,500	7,499,700
Rev Ser PA 114 (G)(K)(P)	8.666	01-01-08	AAA	13,130	16,169,595
Puerto Rico Public Buildings Auth,
Rev Ref Govt Facils Ser 2002F (Gtd)	5.250	07-01-20	BBB	2,000	2,170,260
Rev Unref Bal Gov't Facils Ser 2002D (Gtd)	5.250	07-01-36	BBB	2,000	2,036,320
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.730	07-01-18	Aaa	2,915	3,300,246
Rev Inverse Floater (P)	8.970	07-01-11	AAA	14,000	17,252,200

Rhode Island 0.21%					1,082,040

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay Village
Ser 2002A (G)	6.875	05-01-22	BB+	1,000	1,082,040

South Carolina 0.88%					4,482,674

Dorchester County School District No. 2,
Rev Growth Remedy Oppty Tax Hike	5.250	12-01-29	A	2,000	2,047,540
Florence, County of,
Rev Ind'l Dev Stone Container Proj (G)	7.375	02-01-07	BB-	1,110	1,113,996
South Carolina Jobs-Economic Development Auth,
Rev South Carolina Elec & Gas Co Proj
Ser 2002A	5.200	11-01-27	AAA	1,250	1,321,138

John Hancock

Tax-Free Bond Fund

Securities owned by the Fund on

November 30, 2005 (unaudited)

South Dakota 2.09%					10,661,600

South Dakota Educational Enhancement Funding Corp,
Rev Tobacco Settlement Asset Backed Bond
Ser 2002B	6.500	06-01-32	BBB	10,000	10,661,600

Tennessee 1.29%					6,571,175

Humphreys County Industrial Development Board,
Rev E.I. Dupont Denemours & Co Proj	6.700	05-01-24	AA-	6,500	6,571,175

Texas 2.89%					14,737,694

Austin, City of,
Rev Ref Combined Util Sys Ser 1998	6.750	11-15-10	AAA	3,125	3,551,281
Bexar County Health Facilities Development Corp,
Rev Ref Army Retirement Residence Proj	6.300	07-01-32	BBB-	1,000	1,062,640
Brazos River Auth,
Rev Ref Poll Control Texas Utilities Co
Ser 1999A	7.700	04-01-33	BBB-	1,500	1,755,150
Houston Independent School District,
Rev Cap Apprec Cesar E Chavez Ser 1998A	Zero	09-15-16	AAA	900	553,023
Port Corpus Christi Industrial Development Corp,
Rev Citgo Petroleum Corp Proj	8.250	11-01-31	BB	2,000	2,114,460
Rev Ref Valero Energy Corp Proj Ser 1997B	5.400	04-01-18	BBB	2,500	2,610,800
Sabine River Auth,
Rev Ref TXU Energy Co LLC Proj Ser 2003B	6.150	08-01-22	BBB-	1,000	1,090,420
Rev Ref TXU Energy Co LLC Proj Ser 2005C	5.200	05-01-28	BBB-	2,000	1,999,920

Utah 0.43%					2,204,274

Mountain Regional Water Special Service District,
Rev Spec Assessment Spec Imp Dist No.
2002-1 (G)	7.000	12-01-18	BBB-	965	993,554
Salt Lake City Hospital,
Rev Ref IHC Hosp Inc Ser 1998A	8.125	05-15-15	AAA	1,000	1,210,720

Virgin Islands 0.20%					1,020,220

Virgin Islands Water & Power Auth,
Rev Ref Wtr Sys (G)	5.500	07-01-17	BB+	1,000	1,020,220

Virginia 1.16%					5,910,085

Pittsylvania County Industrial Development Auth,
Rev Exempt Facil Ser 1994A (G)	7.550	01-01-19	BB	3,500	3,588,235
Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-19	BB-	5,000	2,321,850

Washington 1.74%					8,899,460

Seattle, Port of,
Rev Northwest Airlines Proj (G)(H)	7.250	04-01-30	CCC+	1,700	1,157,173
Washington Public Power Supply System,
Ref Rev Nuclear Proj No. 1 Ser 1989B	7.125	07-01-16	AA-	1,500	1,862,325
Washington Tobacco Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	4,405	4,714,672
Washington, State of,
Gen Oblig Unltd Ser 1990A	6.750	02-01-15	AA	1,000	1,165,290

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
November 30, 2005 (unaudited)

West Virginia 0.67%					3,402,984

West Virginia State Hospital Finance Auth,
Rev Preref Charleston Area Med Ctr	6.750	09-01-22	A2	2,400	2,744,232
Rev Unref Bal Charleston Area Med Ctr	6.750	09-01-22	A2	600	658,752

	Interest			Par value
Issuer, description, maturity date	rate (%)			($000)	Value
Short-term investments 0.01%					$74,000
(Cost $74,000)

Joint Repurchase Agreement 0.01%					74,000

Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated
11-30-05, due 12-1-05 (secured by U.S. Treasury
Inflation Indexed Bonds 3.375% and 3.625%, due
4-15-28 and 4-15-32 and U.S. Treasury Inflation
Indexed Note 1.625%, due 1-15-15)	3.950			74	74,000

Total investments 100.00%					$510,790,640

John Hancock

Tax-Free Bond Fund

Footnotes to Schedule of Investments November 30, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(M) This security, having an aggregate value of $991,300, or 0.19% of the Fund's total investments, has been purchased as a forward commitment--that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of this security is fixed at trade date, although the Fund does not earn any interest on this until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitment.

Accordingly, the market value of $1,022,981 of Foothill/Eastern Transportation Corridor Agency, Zero, 1-15-25 has been segregated to cover the forward commitment.

(N) These securities, having an aggregate value of $5,694,770 or 1.11% of the Fund's total investments, have been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when-issued commitments. Accordingly, the market value of $5,791,395 of Foothill/Eastern Transportation Corridor Agency, Zero, 1-15-25 has been segregated to cover the when-issued commitments.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on November 30, 2005.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,440,730 or 1.46% of the Fund's total investments as of November 30, 2005.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on November 30, 2005, including short-term investments, was $469,045,732. Gross unrealized appreciation and depreciation of investments aggregated $45,727,596 and $3,982,688, respectively, resulting in net unrealized appreciation of $41,744,908.

Footnotes to Schedule of Investments - Page 1

John Hancock

Tax-Free Bond Fund

Direct Placement Securities
November 30, 2005 (unaudited)

			Value as a
			percentage
			of Fund's
	Acquisition	Acquisition	total	Value as of
Issuer, description	date	cost	investments	11/30/05

Puerto Rico Highway and Transportation Auth,
- Rev Ser PA 114, 8.666%, 01-01-08	04-02-96	$14,925,160	3.17%	$16,169,595

Direct Placement Securities

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management, LLC
101 Huntington Avenue
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

520Q1 11/05
1/06

JOHN HANCOCK

High Yield Municipal Bond Fund

11.30.2005 **Quarterly Portfolio Holdings**

JOHN HANCOCK FUNDS

John Hancock

High Yield Municipal Bond Fund

Securities owned by the Fund on

November 30, 2005 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate (%)	date	rating (A)	($000)	Value
Tax-exempt long-term bonds 99.97%					$99,405,641
(Cost $94,595,809)

California 12.34%					12,271,976

ABAG Finance Authority for Nonprofit Corps,
Rev Cert of Part Nat'l Ctr for Int'l Schools
Proj (G)	7.375	05-01-18	BB+	1,000	1,031,740
California Pollution Control Financing Auth,
Rev Chemical Waste Mgmt Inc Proj Ser 2005C	5.125	11-01-23	BBB	1,000	1,011,980
Foothill/Eastern Transportation Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB-	4,000	676,640
Rev Toll Rd Cap Apprec Sr Lien Ser 1995A	Zero	01-01-18	AAA	7,950	4,664,821
Millbrae, City of,
Rev Magnolia of Milbrae Proj Ser 1997A (G)	7.375	09-01-27	BB	1,000	1,021,000
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj	5.500	08-01-17	AAA	2,500	2,756,075
San Diego County Water Auth,
Rev Ref Cert of Part Inverse Floater (P)	8.703	04-23-08	AAA	1,000	1,109,720

Colorado 2.00%					1,991,388

E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-35	BBB-	15,700	1,991,388

Connecticut 1.07%					1,064,580

Connecticut Development Auth,
Rev Ref Poll Control Connecticut Light & Pwr
Ser 1	5.850	09-01-28	BBB	1,000	1,064,580

Delaware 1.08%					1,068,880

Charter Mac Equity Issuer Trust,
Preferred Tax Exempt Shares Ser A-4-2 (S)	6.000	04-30-19	A3	1,000	1,068,880

Florida 21.66%					21,538,830

Aberdeen Community Development District,
Rev Spec Assessment (G)	5.500	05-01-36	BB+	1,000	1,005,300
Bonnet Creek Resort Community Development District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,055	1,152,619
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,445	1,587,043
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog Ser 2000A (G)	7.850	08-15-31	BBB-	2,000	2,385,040
Rev Student Hsg Cap Projs Ln Prog Ser 2001G (G)	9.125	10-01-11	BBB	1,430	1,521,334
Capital Trust Agency,
Rev Seminole Tribe Convention Ser 2003A (G)	8.950	10-01-33	BB	1,000	1,233,990
Crossings at Fleming Island Community Development
District,

John Hancock

High Yield Municipal Bond Fund

Securities owned by the Fund on

November 30, 2005 (unaudited)

Rev Ref Spec Assessment Ser 2000C (G)	7.100	05-01-30	BBB-	1,000	1,074,710
Grand Haven Community Development District,
Rev Spec Assessment Ser 1997B (G)	6.900	05-01-19	BB+	895	906,680
Homestead, City of,
Rev Ind'l Dev Community Rehab Proj Ser 1993A
(G)	7.950	11-01-18	BB	3,010	3,034,170
Miami Beach Health Facilities Auth,
Rev Ref Hosp Mt Sinai Medical Ctr Ser 2001A	6.125	11-15-11	BB+	1,065	1,149,124
Midtown Miami Community Development District,
Rev Spec Assessment Ser 2004A (G)	6.000	05-01-24	BB	2,000	2,121,860
Orlando Urban Community Development District,
Rev Spec Assessment Cap Imp (G)	6.000	05-01-20	BB+	960	1,029,139
Poinciana Community Development District,
Rev Spec Assessment Ser 2000A (G)	7.125	05-01-31	BB+	500	532,380
South Kendall Community Development District,
Rev Spec Assessment Ser 2000A (G)	5.900	05-01-35	BB+	1,000	1,036,490
Waterchase Community Development District,
Rev Cap Imp Ser 2001A (G)	6.700	05-01-32	BBB-	715	762,791
West Villages Improvement District,
Rev Ref Spec Assessment (G)	5.800	05-01-36	BB	1,000	1,006,160

Georgia 7.14%					7,102,695

Atlanta, City of,
Rev Tax Alloc Eastside Proj Ser 2005B (G)	5.600	01-01-30	BB+	1,500	1,535,895
Rev Wtr & Waste Wtr (P)	6.716	11-01-19	AAA	5,000	5,566,800

Illinois 5.94%					5,904,815

Bedford Park, City of,
Rev Ref Tax Increment 71st & Cicero Proj (G)	7.000	01-01-06	BBB-	130	130,352
Chicago, City of,
Gen Oblig Tax Increment Ser 2004B (G)	6.750	06-01-22	BBB	2,000	2,096,060
Illinois Educational Facilities Auth,
Rev Student Hsg Edl Advancement Fund Univ Ctr
Proj	6.000	05-01-22	Baa2	1,000	1,062,580
Illinois Finance Auth,
Rev Friendship Village Schaumburg Ser 2005A	5.375	02-15-25	BB+	2,000	1,996,260
Rev Ref Landing at Plymouth Place Proj
Ser 2005A (G)(M)	6.000	05-15-37	BB	625	619,563

Iowa 0.24%					243,104

Iowa Finance Auth,
Rev Ref Hlth Care Facil Care Initiatives Proj
(G)	9.250	07-01-25	BB	200	243,104

Maryland 3.81%					3,793,225

Annapolis, City of,
Rev Park Place Proj Ser 2005A (G)	5.350	07-01-34	BB+	1,000	1,001,490
Maryland Economic Development Corp,
Rev Student Hsg Sr Univ of Maryland Ser 2003A	5.625	10-01-23	Baa3	750	792,975
Prince Georges, County of,
Rev Spec Tax Dist Victoria Falls Proj (G)	5.250	07-01-35	BB+	1,000	1,006,170
Rev Spec Tax Nat'l Harbor Proj (G)	5.200	07-01-34	BB+	1,000	992,590

John Hancock

High Yield Municipal Bond Fund

Securities owned by the Fund on

November 30, 2005 (unaudited)

Massachusetts 7.88%					7,833,762

Massachusetts Development Finance Agency,
Rev Mass College of Pharmacy & Allied Hlth
Science	5.750	07-01-33	BBB	1,000	1,049,650
Rev Resource Recovery Ogden Haverhill Proj
Ser 1998B	5.500	12-01-19	BBB	1,700	1,727,744
Massachusetts Health and Educational Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)	9.200	12-15-31	BB	2,500	2,993,900
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BBB-	1,000	1,085,230
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton Group
Properties (G)	8.000	09-01-27	BB	900	977,238

Michigan 2.92%					2,905,738

Waterford, Township of,
Rev Ref Ltd Oblig Canterbury Hlth (G)	6.000	01-01-39	B+	3,605	2,905,738

Missouri 1.08%					1,070,360

Fenton, City of,
Rev Ref Tax Increment Imp Gravois Bluffs	7.000	10-01-21	BBB+	1,000	1,070,360

Nevada 4.17%					4,143,600

Nevada Department of Business & Industry,
Rev Las Vegas Monorail Proj 2nd Tier (G)	7.375	01-01-40	BB-	1,000	1,042,920
Rev Las Vegas Monorail Proj 2nd Tier (G)	7.250	01-01-23	BB-	1,000	1,041,860
Rev Las Ventanas Retirement Proj Ser 2004A (G)	7.000	11-15-34	BB+	2,000	2,058,820

New Jersey 7.21%					7,167,023

Camden County Improvement Auth,
Rev Lease Hotl Hauling & Warehousing Series
1996A (G)(H)	9.875	01-01-21	D	1,500	194,700
New Jersey Economic Development Auth,
Rev Ref Holt Hauling Proj Ser 1995J (G)(H)	8.500	11-01-23	D	2,500	2,401,500
New Jersey Health Care Facilities Financing Auth,
Rev Care Institute Inc Cherry Hill Proj (G)	8.000	07-01-27	BB	1,250	1,301,463
Rev Ref St Peters Univ Hosp Ser 2000A	6.875	07-01-30	BBB+	1,000	1,088,530
New Jersey Tobacco Settlement Financing Corp,
Rev Asset Backed Bond	6.375	06-01-32	BBB	1,000	1,095,620
Rev Asset Backed Bond	6.250	06-01-43	BBB	1,000	1,085,210

New York 1.78%					1,767,560

New York City Industrial Development Agency,
Rev Liberty 7 World Trade Ctr Ser 2005A (G)	6.250	03-01-15	BB	1,500	1,567,560
New York City Transitional Finance Auth,
Rev Ref Future Tax Secd Ser 2002C-4 (P)	2.920	08-01-31	AA+	200	200,000

Oklahoma 1.02%					1,013,020

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B-	1,000	1,013,020

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
November 30, 2005 (unaudited)

Oregon 2.85%					2,837,436

Western Generation Agency,
Rev Wauna Cogeneration Proj Ser 1994A (G)	7.125	01-01-21	BBB-	2,800	2,837,436
Puerto Rico 3.99%					3,962,560

Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.730	07-01-18	Aaa	3,500	3,962,560
Rhode Island 0.48%					481,508

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay Village
Ser 2002 (G)	6.875	05-01-22	BB+	445	481,508
Tennessee 1.17%					1,165,980

Johnson City Health & Educational Facilities Board,
Rev Ref Hosp 1st Mtg Mtn States Hlth Ser 2000A	7.500	07-01-33	BBB+	1,000	1,165,980
Texas 4.75%					4,724,847

Bexar County Health Facilities Development Corp,
Rev Ref Army Retirement Residence Proj	6.300	07-01-32	BBB-	150	159,396
Brazos River Auth,
Rev Ref Poll Control Texas Utilities Co
Ser 1999A	7.700	04-01-33	BBB-	1,000	1,170,100
Gulf Coast Industrial Development Auth,
Rev Solid Waste Disposal Citgo Petroleum Proj	8.000	04-01-28	Ba2	2,100	2,366,091
Metro Health Facilities Development Corp,
Rev Wilson N Jones Mem Hosp Proj	7.250	01-01-31	B1	1,000	1,029,260
Utah 0.79%					783,964

Carbon, County of,
Rev Ref Sunnyside Cogeneration Ser 1999A (G)	7.100	08-15-23	BB	700	698,985
Rev Ref Sunnyside Cogeneration Ser 1999B (G)	Zero	08-15-24	BB	290	84,979
Virginia 3.56%					3,535,950

Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-19	BB-	5,000	2,321,850
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-30	BB-	5,000	1,214,100
Washington 1.04%					1,032,840

Washington Tobacco Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	965	1,032,840

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
November 30, 2005 (unaudited)
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 0.03%			$27,000
(Cost $27,000)

Joint Repurchase Agreement	0.03%		27,000

Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated 11-30-05,
due 12-1-05 (secured by U.S. Treasury Inflation
Indexed Bonds 3.375% and 3.625%, due 4-15-28 and
4-15-32 and U.S. Treasury Inflation Indexed Note
1.625%, due 1-15-15)	3.950	27	27,000

Total investments 100.00%			$99,432,641

John Hancock

High Yield Municipal Bond Fund

Footnotes to Schedule of Investments November 30, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(M) This security, having an aggregate value of $619,563, or 0.62% of the Fund's total investments, has been purchased as a forward commitment--that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of this security is fixed at trade date, although the Fund does not earn any interest on this until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitment.

Accordingly, the market value of $695,850 of Atlanta, City of, 6.716%, 11-1-19 has been segregated to cover the forward commitment.

(P) Represents rate in effect on November 30, 2005.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,068,880 or 1.07% of the Fund's total investments as of November 30, 2005.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on November 30, 2005, including short-term investments, was $94,622,809. Gross unrealized appreciation and depreciation of investments aggregated $7,602,675 and $2,792,843, respectively, resulting in net unrealized appreciation of $4,809,832.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management, LLC
101 Huntington Avenue
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.

590Q1 11/05
1/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Series Trust

By: /s/Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: January 27, 2006

By: /s/John G. Vrysen
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: January 27, 2006